Financial Assets at FVTPL (Tables)	6 Months Ended
Oct. 31, 2023
Financial Assets at FVTPL [Abstract]
Schedule of Financial Assets at FVTPL
	As of April 30,			As of October 31,
	2021	2022	2023	2023
	US$	US$	US$	US$
Unlisted equity securities (note (i))	27,413	11,091	489	488
Movie income right investments (note (ii))	10,445	8,039	13,924	5,523
	37,858	19,130	14,413	6,011
Presented as:
Current	—	—	9,243	5,723
Non-current	37,858	19,130	5,170	288
	37,858	19,130	14,413	6,011
(i)	The Company classified certain equity securities as non-current when Company considered that these equity securities are held for long-term purposes and would realize their performance potential in the long run.
(ii)	The Group entered into movie income right agreements with certain production houses. In accordance to the relevant agreements, the Group is entitled to certain percentage of the profit to be derived from the release of the films upon entering into the agreement. The Group may be required to further contribute to the film program due to the budget overruns. Any agreed further contribution to the film program due to the budget overruns of the film program by the Group will be added to the carrying amounts of financial assets.